Retirement Plans, Net Pension Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Retirement Plans [Abstract]
Service cost	$ 4	$ 4
Interest cost	44	43
Amortization of net actuarial loss	0	1
Expected return on plan assets	(42)	(46)
Net periodic benefit expense (income)	$ 6	$ 2
Defined Benefit Plan, Net Periodic Benefit Expense (Income), Statement of Income [Extensible Enumeration]	Cost of goods sold	Cost of goods sold